Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Contract Assets And Liabilities [Line Items]
Unbilled receivables, net	$ 9,660		$ 9,660		$ 8,317	$ 8,634
Advances and progress billings	58,151		58,151		56,328	53,081
Contract with customer, liability, revenue recognized	$ 3,696	$ 4,004	$ 7,877	$ 7,885	15,298	12,087
Commercial
Schedule Of Contract Assets And Liabilities [Line Items]
Unbilled receivables, expected to be collected after one year					$ 42	$ 117